LMCG GLOBAL MULTICAP FUND (the "Fund")

Supplement dated October 2, 2018 to the Prospectus dated August 1, 2018, as supplemented

1.	The section entitled "Fees and Expenses" beginning on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Investor Shares
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	13.01%	40.97%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	13.52%	41.73%
Fee Waiver and/or Expense Reimbursement(2)	(12.81)%	(40.77)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%	0.96%

(1)
Expenses have been restated to reflect current fees. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the advisory fee and expense cap for the Fund and because they do not include Acquired Fund Fees and Expenses ("AFFE").

(2)
LMCG Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.70% and 0.95%, respectively, through at least July 31, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/ expenses were waived/reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$73	$2,657	$4,821	$8,808
Investor Shares	$98	$5,885	$8,201	$9,591

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

2.	The third paragraph in the section entitled "The Adviser" under the "Management" section on page 33 of the Prospectus is hereby deleted and replaced in its entirety:

Subject to the general oversight of the Board, the Adviser makes investment decisions for each Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund (the "Advisory Agreement"). The Adviser receives an advisory fee from the Funds at an annual rate equal to 1.00% of the average annual daily net assets of the LMCG Global Market Neutral Fund, 0.50% of the average annual daily net assets of the LMCG Global MultiCap Fund, and 0.70% of the average annual daily net assets of the LMCG International Small Cap Fund under the terms of the Advisory Agreement. The actual advisory fee rate retained by the Adviser for the fiscal year ended March 31, 2018 was 0.67%, 0.00%, and 0.00% by LMCG Global Market Neutral Fund, LMCG Global MultiCap Fund and LMCG International Small Cap Fund, respectively. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.60% or 1.85% of the LMCG Global Market Neutral Fund's Institutional Shares and Investor Shares, respectively, 0.70% or 0.95% of the LMCG Global MultiCap Fund's Institutional Shares and Investor Shares, respectively, and 0.85% or 1.10% of the LMCG International Small Cap Fund's Institutional Shares and Investor Shares, respectively, through at least July 31, 2019 (each such contractual agreement, an "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.

LMCG GLOBAL MULTICAP FUND (the "Fund")

Supplement dated October 2, 2018 to the Statement of Additional Information ("SAI") dated August 1, 2018, as supplemented

1.	The following paragraph replaces the first paragraph and the table following that paragraph in the section entitled "Fees" beginning on page 27 of the SAI:

Fees. The Adviser receives an advisory fee from the Funds at an annual rate equal to 1.00% of the average annual daily net assets of the LMCG Global Market Neutral Fund, 0.50% of the average annual daily net assets of the LMCG Global MultiCap Fund, and 0.70% of the average annual daily net assets of the LMCG International Small Cap Fund under the terms of the Advisory Agreement. The actual advisory fee rate retained by the Adviser for the fiscal year ended March 31, 2018 was 0.67%, 0.00%, and 0.00% by LMCG Global Market Neutral Fund, LMCG Global MultiCap Fund and LMCG International Small Cap Fund, respectively. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.60% or 1.85% of the LMCG Global Market Neutral Fund's Institutional Shares and Investor Shares, respectively, 0.70% or 0.95% of the LMCG Global MultiCap Fund's Institutional Shares and Investor Shares, respectively, and 0.85% or 1.10% of the LMCG International Small Cap Fund's Institutional Shares and Investor Shares, respectively, through at least July 31, 2019 (each such contractual agreement, an "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then- current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

		Expense Cap
Fund	Advisory Fee	Institutional Shares	Investor Shares
LMCG Global Market Neutral Fund	1.00%	1.60%	1.85%
LMCG Global MultiCap Fund	0.50%	0.70%	0.95%
LMCG International Small Cap Fund	0.70%	0.85%	1.10%

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.